UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34103

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              August 14, 2008
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          14
Form 13F Information Table Value Total:    $115,250
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________


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					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
4 KIDS ENTERTAINMENT INC   COM        350865101	     692    93,379  SH        SOLE   NONE     93.379  0     0
AEHR TEST SYSTEMS     	   COM        00760J108    1,590   205,693  SH        SOLE   NONE    205,693  0     0
ALLOY INC	      	   COM        019855303    8,508 1,176,738  SH        SOLE   NONE  1,176,738  0     0
ALPHARMA INC-CL A    	   COM        020813101   10,235   454,280  SH        SOLE   NONE    454,280  0     0
CASCADE MICROTECH INC 	   COM        147322101    8,347 1,268,615  SH        SOLE   NONE  1,268,615  0     0
DELIA*S INC NEW	      	   COM        246911101    5,100 2,537,121  SH        SOLE   NONE  2,537,121  0     0
DIXIE GROUP INC       	   COM        255519100    9,623 1,462,457  SH        SOLE   NONE  1,462,457  0     0
GERBER SCIENTIFIC INC	   COM	      373730100    5,132   450,989  SH	      SOLE   NONE    450,989  0	    0
LAM RESEARCH CORP     	   COM        512807108   13,484   372,995  SH        SOLE   NONE    372,995  0     0
MIDAS INC	      	   COM        595626102   14,246 1,055,244  SH        SOLE   NONE  1,055,244  0     0
OPNET TECHNOLOGIES INC	   COM	      683757108    2,016   223,953  SH	      SOLE   NONE    223,953  0     0
QUANTUM CORP	      	   COM        747906204    6,633 4,913,033  SH        SOLE   NONE  4,913,033  0     0
TRUE BLUE INC		   COM	      89785X101   12,406   939,107  SH	      SOLE   NONE    939,107  0     0
TYLER CORP	      	   COM        902252105   17,239 1,270,410  SH        SOLE   NONE  1,270,410  0     0
		           	  	        --------
				  	         115,250
				  	        --------

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